AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 11, 2016

File No. 333-201441
File No. 811-23023

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

PRE-EFFECTIVE AMENDMENT NO. __   ( )

POST-EFFECTIVE AMENDMENT NO. _7  (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  (X)

AMENDMENT NO. _9_ (X)

MONTAGE MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

11300 Tomahawk Creek Parkway
Suite 200
Leawood, Kansas 66211
(Address of Principal Executive Offices, Zip Code)

913-378-9956
(Registrant’s Telephone Number, including Area Code)

Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Copies to:

Iryna Northrip Mariner Holdings LLC 4200 West 115th Street, Suite 200 Leawood, Kansas 66211	Michael Glazer Morgan, Lewis & Bockius LLP 300 South Grand Avenue Twenty-Second Floor Los Angeles, California 90071-3132

It is proposed that this filing will become effective (check appropriate box):

_X_	immediately upon filing pursuant to paragraph (b) of rule 485
___	on (date) pursuant to paragraph (b)(1)(v) of rule 485
___	60 days after filing pursuant to paragraph (a)(1) of rule 485
___	on (date) pursuant to paragraph (a)(1) of rule 485
___	75 days after filing pursuant to paragraph (a)(2) of rule 485
___	on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 7 relates to the Tortoise North American Pipeline Fund (the “Fund”), a separate series of Montage Managers Trust. The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Leawood and state of Kansas on the 11th day of April, 2016.

Montage Managers Trust

/s / Gary Henson
Gary Henson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Gary Henson	President, Trustee and	April 11, 2016
Gary Henson	Principal Executive Officer

/s/ David L. Henriksen	Treasurer, Principal Financial	April 11, 2016
David L. Henriksen	Officer and Principal Accounting Officer

/s/ Megan Webber*	Trustee	April 11, 2016
Megan Webber (f/k/a Megan W. Rosenzweig)

/s/ James W. Neville, Jr. *	Trustee	April 11, 2016
James W. Neville, Jr.

*	/s/ Gary Henson
Gary Henson
Attorney-in-fact pursuant to power of attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase